Segment Reporting - Geographic Information of Long-Lived Assets by Regions (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Long-lived assets	$ 2,715	$ 3,945	$ 5,395
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	2,497	3,865	5,273
Rest of The World [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 218	$ 80	$ 122